CONCENTRATION OF RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CONCENTRATION OF RISK [Abstract]
CONCENTRATION OF RISK

16.

CONCENTRATIONS OF RISK

Concentration of Accounts Receivable and Revenues

At September 30, 2013, 100% of the Company's accounts receivable of approximately $1.8 million was due from one customer. In addition, three customers accounted for 57%, 23% and 14% of revenues, respectively, two of which are customers of FNES and the other being FNES. Subsequent to the deconsolidation of FNES, the Company will no longer recognize revenues from these two customers.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through September 30, 2013. As of September 30, 2013, the Company had approximately $1.3 million in cash equivalent balances held in a corporate checking account that were not insured. The Company performs ongoing credit evaluations of its customers and generally does not require collateral for accounts receivable. The Company's payment terms are generally upon receipt or 30 days from delivery of products, but may fluctuate depending on the terms of each specific contract. The Company's customers are in the oil and gas industry.

20.

CONCENTRATION OF RISK

During the year ended December 31, 2012, the Company's revenues were 76%, 19% and 4% from customers A, B and C, respectively, in the oil and gas industry, and were from three revenue sources. Of the three revenue sources, 76% related to the sale of Ozonix® equipment and field services offered in the domestic oil and gas industry, 19% related to mobile, Ozonix® water recycling services provided during hydraulic fracturing operations and the remaining 4% related to onsite, Ozonix® water recycling services provided for the treatment of flowback and produced waters. As of December 31, 2012, 75%, 14% and 10% of accounts receivable were from three customers A, B and C, respectively.

During the year ended December 31, 2011, the Company's revenues were 54%, 38% and 7% from customers A, B and C, respectively, in the oil and gas industry, and were from three revenue sources. Of the three revenue sources, 54% related to the sale of Ozonix® equipment and field services offered in the domestic oil and gas industry, 28% related to mobile, Ozonix® water recycling services provided during hydraulic fracturing operations and the remaining 7% related to onsite, Ozonix® water recycling services provided for the treatment of flowback and produced waters. As of December 31, 2011, 23%, 63% and 13% of accounts receivable were from three customers A, B and C, respectively.

During the year ended December 31, 2010, the Company's revenues were 15%, 81% and 3% from customers, A, B and C, respectively, and were from two revenue sources, 81% related to the processing of water to be used in the fracturing of natural gas wells and the remaining 19% related to treating flowback water for the oil and gas industry. As of December 31, 2010, 16% and 79% of account receivable were from customers A and B, respectively.

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2012. As of December 31, 2012, the Company's bank balances exceeded FDIC insured amounts by approximately $0.1 million.